NXR
Nuveen Select Tax-Free Income Portfolio 3
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.8%
	MUNICIPAL BONDS – 97.2%
	Alabama – 0.6%
$1,170	Birmingham, Alabama, General Obligation Convertible Capital Appreciation Bonds, Series 2013A, 5.000%, 3/01/32 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (4)	1,264,255
	Arizona – 1.8%
1,950	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Series 2012C, 4.000%, 7/01/38	1/23 at 100.00	AA	2,036,814
75	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 2.875%, 7/01/21, 144A	No Opt. Call	BB+	75,000
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	1,259,880
500	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A3	593,785
3,525	Total Arizona			3,965,479
	California – 25.4%
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
6,740	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (4)	5,408,378
5,760	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	4,270,925
35	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	41,472
49	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	8/21 at 100.00	A3	49,221
2,275	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Aa2	2,058,920
3,370	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured	No Opt. Call	Aa3	3,089,043
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%, 3/01/28 – FGIC Insured	No Opt. Call	Aa2	3,743,373
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	Aa1	1,324,674
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	9,866,651
1,250	Ontario International Airport Authority, California, Revenue Bonds, Series 2021A, 5.000%, 5/15/46 – AGM Insured	5/31 at 100.00	AA	1,635,500
3,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	A2	2,883,240

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A1 (4)	6,544,158
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	1,212,030
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/32	No Opt. Call	Aa2	6,593,200
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured	No Opt. Call	A+	2,939,437
765	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A	921,152
535	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/38 (AMT)	7/29 at 100.00	A+	673,025
2,525	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Non-WSIP, Series 2017A, 5.000%, 11/01/42 (Pre-refunded 11/01/24)	11/24 at 100.00	Aa2 (4)	2,919,784
64,984	Total California			56,174,183
	Colorado – 2.9%
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A	No Opt. Call	N/R	523,520
790	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47	12/27 at 100.00	A+	983,692
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A+	2,135,659
1,295	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	1,054,765
490	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/40	9/24 at 100.00	A	554,504
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/33	12/25 at 100.00	A	1,162,730
6,010	Total Colorado			6,414,870
	Connecticut – 2.7%
2,290	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	Aa3	2,409,469
1,500	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/26	No Opt. Call	Aa3	1,826,130
1,615	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/30	10/23 at 100.00	AA-	1,774,368
5,405	Total Connecticut			6,009,967
	District of Columbia – 2.4%
765	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	A-	883,483
855	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/29 (AMT) (WI/DD, Settling 7/8/21)	No Opt. Call	Aa3	1,112,364

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$2,500	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45	7/30 at 100.00	AA	3,220,600
4,120	Total District of Columbia			5,216,447
	Florida – 1.3%
390	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A1	469,334
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/49 (AMT)	10/29 at 100.00	A	2,487,640
2,390	Total Florida			2,956,974
	Georgia – 0.5%
1,035	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	AA+	1,220,182
	Guam – 0.6%
1,250	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	1,426,513
	Hawaii – 0.1%
190	Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%, 7/01/35 (AMT)	7/30 at 100.00	Aa3	227,592
	Idaho – 1.5%
3,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 5.000%, 3/01/44	3/24 at 100.00	A-	3,297,540
	Illinois – 9.5%
575	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	715,818
295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	365,086
3,900	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	Baa2	3,457,506
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	281,541
335	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series 1992C, 6.250%, 4/15/22 (ETM)	8/21 at 100.00	N/R (4)	350,691
2,060	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/23	No Opt. Call	Baa2	2,268,410
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds, Series 2006, 0.000%, 5/01/23 – AGM Insured	No Opt. Call	Aa3	993,390
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	BBB	2,063,175
4,775	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB	3,830,410
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB	3,446,900
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BBB	1,350,380

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,400	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	1,621,424
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	344,605
24,410	Total Illinois			21,089,336
	Indiana – 1.8%
1,450	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	1,704,779
1,250	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A, 5.000%, 10/01/45	10/24 at 100.00	AA	1,417,650
1,000	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 – AGM Insured	No Opt. Call	AA	909,200
3,700	Total Indiana			4,031,629
	Iowa – 0.3%
660	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	727,993
	Massachusetts – 6.9%
2,230	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	2,680,036
1,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I, 5.000%, 7/01/21	No Opt. Call	A	1,000,000
1,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A	1,428,336
2,250	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	2,466,113
2,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2019A, 5.000%, 2/15/49	2/26 at 100.00	AA+	2,624,336
2,180	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Series 2016C, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,638,672
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30	1/23 at 100.00	AAA	1,055,440
	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1:
210	5.000%, 11/01/39 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	242,834
255	5.000%, 11/01/39 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	294,869
220	5.000%, 11/01/39 (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	253,605
480	5.000%, 11/01/39	11/24 at 100.00	AA	548,899
13,325	Total Massachusetts			15,233,140
	Michigan – 1.3%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (4)	373,105

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 4/15/35	10/26 at 100.00	Aa2	2,411,680
2,355	Total Michigan			2,784,785
	Nebraska – 1.6%
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/26	7/25 at 100.00	BBB	290,587
2,600	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/40	1/22 at 100.00	A+	2,662,634
500	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa3 (4)	569,665
3,350	Total Nebraska			3,522,886
	Nevada – 0.2%
445	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/37	9/27 at 100.00	A-	534,409
	New Hampshire – 0.5%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Series 2003, 3.125%, 8/01/24 (AMT)	No Opt. Call	A-	1,084,620
	New Jersey – 3.6%
1,015	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/37	1/24 at 100.00	A+	1,126,640
1,850	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/23	No Opt. Call	Baa1	2,048,616
305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/28 – AGM Insured	7/25 at 100.00	AA	357,069
4,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	Baa1	4,365,508
8,070	Total New Jersey			7,897,833
	New Mexico – 0.5%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	7/21 at 100.00	N/R	1,003,910
	New York – 2.2%
1,800	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 4.000%, 3/15/44	9/30 at 100.00	AA+	2,138,292
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	A3	1,325,213
1,260	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/37	6/25 at 100.00	AA+	1,468,139
4,310	Total New York			4,931,644

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 2.8%
$130	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	152,052
360	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	420,844
3,720	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	3,927,501
1,475	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3 (4)	1,589,401
1,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	1,250
6,685	Total Ohio			6,091,048
	Oklahoma – 0.2%
345	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	418,544
	Oregon – 1.5%
490	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 4.000%, 5/15/22	No Opt. Call	N/R	500,878
545	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A, 4.000%, 7/01/41	7/27 at 100.00	Aa2	633,334
1,000	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	BBB	1,171,040
750	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	930,727
2,785	Total Oregon			3,235,979
	Pennsylvania – 4.0%
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47	4/31 at 100.00	N/R	539,855
2,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, State System of Higher Education, Refunding Series 2016AT-1, 5.000%, 6/15/31	6/26 at 100.00	Aa3	3,003,325
4,455	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/40 (Pre-refunded 7/01/24)	7/24 at 100.00	A+ (4)	5,076,383
210	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 3.000%, 9/01/40 – AGM Insured	9/30 at 100.00	AA	230,654
7,665	Total Pennsylvania			8,850,217
	Puerto Rico – 2.9%
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,058,360
945	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	1,023,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$1,050	4.750%, 7/01/53	7/28 at 100.00	N/R	1,195,456
750	5.000%, 7/01/58	7/28 at 100.00	N/R	866,333
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	2,246,600
5,745	Total Puerto Rico			6,390,439
	South Carolina – 0.6%
1,270	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2015A, 2.900%, 10/01/25	10/24 at 100.00	Aa3	1,361,910
	South Dakota – 0.2%
400	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	AA-	468,128
	Tennessee – 0.4%
795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	853,742
	Texas – 8.0%
85	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/34	7/25 at 100.00	A-	97,357
4,640	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.500%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	A+ (4)	5,193,320
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,405	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	Baa2	960,008
2,510	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa2	1,332,810
2,235	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	Baa2	1,279,850
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
3,045	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	1,835,770
4,095	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	1,909,621
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	8/21 at 100.00	Baa1	2,305,873
125	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	132,265
290	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.200%, 1/01/42 – AGC Insured (Pre-refunded 1/01/25)	1/25 at 100.00	AA (4)	348,690
2,410	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A	2,327,265
23,095	Total Texas			17,722,829

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 2.7%
$3,500	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/32 (5)	7/28 at 100.00	BBB+	3,843,245
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
410	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	432,612
1,510	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	1,583,446
5,420	Total Virginia			5,859,303
	Washington – 5.1%
1,275	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2021-A, 4.000%, 7/01/42	7/31 at 100.00	Aa2	1,553,307
205	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	AA-	250,625
1,600	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	1,989,280
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA-	4,232,840
1,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	Baa1	1,206,050
1,725	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/37	2/25 at 100.00	Aaa	1,988,373
9,805	Total Washington			11,220,475
	Wisconsin – 0.6%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A-	1,278,588
$220,964	Total Municipal Bonds (cost $176,822,160)			214,767,389

Shares	Description (1)	Value
	COMMON STOCKS – 0.6%
	Electric Utilities – 0.6%
32,258	Energy Harbor Corp (7), (8), (9)	$1,213,707
	Total Common Stocks (cost $899,914)	1,213,707
	Total Long-Term Investments (cost $177,722,074)	215,981,096

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Florida – 0.5%
$1,040	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (10)	8/21 at 103.00	N/R	$1,066,239
$1,040	Total Short-Term Investments (cost $1,040,000)			1,066,239
	Total Investments (cost $178,762,074) – 98.3%			217,047,335
	Other Assets Less Liabilities – 1.7%			3,848,881
	Net Assets Applicable to Common Shares – 100%			$220,896,216
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$214,767,389	$ —	$214,767,389
Common Stocks	—	1,213,707	—	1,213,707
Short-Term Investments:
Municipal Bonds	—	1,066,239	—	1,066,239
Total	$ —	$217,047,335	$ —	$217,047,335

NXR	Nuveen Select Tax-Free Income Portfolio 3 (continued)
Portfolio of Investments June 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.